Income Taxes	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13 - Income Taxes

Income tax expense for the six months ended June 30, 2020 and 2019 and the years ended December 31, 2019 and 2018 consisted of the following:

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019	2018
	(Unaudited)	(Unaudited)
Current:
Federal	$-	$	$-	$61
State	1,600	1,600	1,600	2,400
Foreign	1,663	1,635	1,651	1,662
Total	$3,263	$3,235	$3,251	$4,123

The following table presents a reconciliation of the Company's income tax at statutory tax rate and income tax at effective tax rate for the six months ended June 30, 2020 and 2019 and the years ended December 31, 2019 and 2018.

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019	2018
	(Unaudited)	(Unaudited)
Tax benefit at statutory rate	$(1,003,820)	$(1,014,950)	$(1,764,624)	$(1,710,626)
Valuation allowance on net operating loss carryforwards	569,291	604,580	1,361,542	1,483,725
Stock-based compensation expense	191,900	138,500	492,000	298,819
Foreign investment losses	98,290	183,700	127,388	140,000
Amortization and depreciation expense	25,333	(25,600)	52,130	(40,100)
Accrued consulting expense	-	-	(138,000)	-
Unrealized exchange losses (gain)	(28,194)	87,267	(97,373)	-
Accrued payroll	75,900	(41,800)	(35,400)	(6,500)
Accrued R&D expense	-	-	-	(168,000)
Others	74,563	71,538	5,588	6,805
Tax expense at effective tax rate	$3,263	$3,235	$3,251	$4,123

Deferred tax assets (liabilities) as of June 30, 2020, December 31, 2019 and 2018 consist approximately of:

	June 30,	December 31,
	2020	2019	2018
	(Unaudited)
Net operating loss carryforwards (NOLs)	$7,274,000	$6,388,000	$5,632,000
Stock-based compensation expense	1,804,000	1,549,000	893,000
Accrued expenses and unpaid expense payable	214,000	53,000	184,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(599,000)	(619,000)	(818,000)
Unrealized/realized exchange gain	(147,000)	(106,000)	-
Others	(61,000)	(104,000)	131,000
Gross	8,553,000	7,229,000	6,090,000
Valuation allowance	(8,553,000)	(7,229,000)	(6,090,000)
Net	$-	$-	$-

Management does not believe the deferred tax assets will be utilized in the near future; therefore, a full valuation allowance is provided. The net change in deferred tax assets valuation allowance was an increase of approximately $1,324,000 for the six months ended June 30, 2020 and $1,139,000 and $3,691,000 for the years ended December 31, 2019 and 2018, respectively.

As of June 30, 2020, December 31, 2019, and December 31, 2018, the Company had federal NOLs of approximately $8,243,000 available to reduce future federal taxable income, expiring in 2037, and additional federal NOLs of approximately $13,535,000 (unaudited), $11,314,000 and $5,743,000, respectively, were generated and will be carried forward indefinitely to reduce future federal taxable income. As of June 30, 2020, December 31, 2019 and 2018, the Company had State NOLs of approximately $23,509,000 (unaudited), $21,117,000 and, $15,486,000, respectively, available to reduce future state taxable income, expiring in 2040, 2039 and 2038, respectively.

As of June 30, 2020, December 31, 2019 and 2018, the Company has Japan NOLs of approximately $352,000 (unaudited), $350,000 and $319,000 available to reduce future Japan taxable income, expiring through 2031.

As of June 30, 2020, December 31, 2019 and 2018, the Company has Taiwan NOLs of approximately $2,413,000 (unaudited), $1,898,000 and $879,000 available to reduce future Taiwan taxable income, expiring in 2030, 2029 and 2028, respectively.

As of June 30, 2020, December 31, 2019 and 2018, the Company had approximately $37,000 (unaudited), $37,000 and $37,000 of federal research and development tax credit, available to offset future federal income tax, respectively. The credit begins to expire in 2034 if not utilized. As of June 30, 2020, December 31, 2019 and 2018, the Company had approximately $39,000 (unaudited), $39,000 and $39,000 of California state research and development tax credit available to offset future California state income tax, respectively. The credit can be carried forward indefinitely.

The Company's ability to utilize its federal and state NOLs to offset future income taxes is subject to restrictions resulting from its prior change in ownership as defined by Internal Revenue Code Section 382. The Company does not expect to incur the limitation on NOLs utilization in future annual usage.